RELATED PARTY TRANSACTIONS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions
Amount due to related parties	¥ 24,144	¥ 15,360
STT Singapore DC Pte. Ltd.
Related Party Transactions
Commission income	546	553	¥ 624
Amount due to related parties	13,905	7,938
Billed on behalf of related parties	45,345	40,503	55,392
STT DEFU 2 Pte. Ltd.
Related Party Transactions
Commission income	464	485	332
Amount due to related parties	10,239	7,422
Billed on behalf of related parties	39,818	40,256	43,069
Affiliated Entity
Related Party Transactions
Commission income	¥ 1,010	¥ 1,038	¥ 956